Note D - Loans and Allowance for Loan Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans past due	$ 12,190	$ 14,828
Loans, current	764,862	754,491
Loans	777,052	769,319
Residential Portfolio Segment [Member]
Loans past due	6,194	7,727
Loans, current	297,885	301,436
Loans	304,079	309,163
Commercial Real Estate Portfolio Segment [Member]
Loans	216,360	213,446
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	427	515
Loans, current	61,267	73,058
Loans	61,694	73,573
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	1,046	2,378
Loans, current	116,142	99,193
Loans	117,188	101,571
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	296	169
Loans, current	37,182	38,133
Loans	37,478	38,302
Commercial and Industrial Portfolio Segment [Member]
Loans past due	730	737
Loans, current	112,513	106,352
Loans	113,243	107,089
Consumer Portfolio Segment [Member]
Loans	143,370	139,621
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	1,862	1,754
Loans, current	68,364	66,872
Loans	70,226	68,626
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	523	389
Loans, current	21,989	21,042
Loans	22,512	21,431
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	1,112	1,159
Loans, current	49,520	48,405
Loans	50,632	49,564
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans past due	6,476	8,232
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	3,369	5,383
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	298	194
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	299	140
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	31
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	428	303
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	1,287	1,257
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	171	90
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	593	865
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans past due	2,044	1,911
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	1,183	671
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due		161
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	192	243
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	286	346
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	92	272
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	291	218
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans past due	3,670	4,685
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	1,642	1,673
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	129	160
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	747	2,238
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	265	169
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	110	191
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	289	151
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	260	27
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	$ 228	$ 76